Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - Entity [Domain] - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,531,127	¥ 1,015,393	¥ 1,069,124
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(17,940)	(17,940)
Changes in a foreign affiliated company's interests in its subsidiary		(3,301)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	1,522,157	994,152	1,051,184
Effect of dilutive instruments:
Stock options and restricted stock units-Morgan Stanley	(2,360)	(1,875)	(336)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 1,519,797	¥ 992,277	¥ 1,050,848
Shares (Denominator):
Weighted average common shares outstanding	14,118,469	14,158,698	14,148,060
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	19,175	21,381	21,019
Weighted average common shares for diluted computation	14,137,645	14,180,080	14,169,080
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 107.81	¥ 70.21	¥ 74.30
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 107.50	¥ 69.98	¥ 74.16